LOANS PAYABLE (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jul. 17, 2020	Jan. 07, 2020	Dec. 23, 2019	Dec. 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2020
Loans Payable (Textual)
Notes payable					$ 23,633	$ 61,631
Aggregate principal amount					10,000
Interest expense					$ 1,558	$ 7,513
Maturity date					Feb. 16, 2022
Dieter Busenhart [Member]
Loans Payable (Textual)
Notes payable					$ 1,062
Aggregate principal amount							$ 49,500
Interest rate	10.00%
Maturity date	Jan. 17, 2021
Principal outstanding	$ 50,000
Net proceeds	$ 50,000
Stanislav Minaychenko [Member]
Loans Payable (Textual)
Notes payable				$ 23,893	14,530
Aggregate principal amount					10,000
Interest rate				4.00%
Maturity date				Jun. 16, 2020
Promissory note service agreement date				Sep. 01, 2015
Maxim Pukhoskiy [Member]
Loans Payable (Textual)
Notes payable				$ 17,856	$ 8,041
Interest rate				4.00%
Maturity date				Jun. 16, 2020
Promissory note service agreement date				May 01, 2015
Alexander Motorin [Member]
Loans Payable (Textual)
Notes payable			$ 20,000
Aggregate principal amount			$ 20,000
Interest rate			4.00%
Maturity date			Dec. 23, 2020
Accrued interest		$ 33
Debt exchange agreement, description		The Company entered into a debt exchange agreement whereby the aggregate principal sum of $20,000 plus accrued interest of $33 was exchanged for 1,001,644 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $20,033.